BUSINESS COMBINATION	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 20, 2016	Sep. 30, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS
Cablevision Acquisition
As discussed in Note 1, the Company completed the Cablevision Acquisition on June 21, 2016. The acquisition was accounted for as a business combination in accordance with ASC Topic 805. Accordingly, the Company recorded the fair value of the assets and liabilities assumed at the date of acquisition.
The following table provides the allocation of the total purchase price of $9,958,323 to the identifiable tangible and intangible assets and liabilities of Cablevision based on their respective fair values. The remaining useful lives represent the period over which acquired tangible and intangible assets with a finite life are being depreciated or amortized.

	Fair Values	Estimated Useful Lives

Current assets	$1,923,071
Accounts receivable	271,305
Property, plant and equipment	4,864,621	2-18 years
Goodwill	5,842,172
Indefinite-lived cable television franchises	8,113,575	Indefinite-lived
Customer relationships	4,850,000	8 to 18 years
Trade names (a)	1,010,000	12 years
Amortizable intangible assets	23,296	1-15 years
Other non-current assets	748,998
Current liabilities	(2,311,201)
Long-term debt	(8,355,386)
Deferred income taxes.	(6,832,773)
Other non-current liabilities	(189,355)
Total	$9,958,323

(a)	See Note 8 for additional information regarding a change in the remaining estimated useful lives of the Company's trade names.
The fair value of customer relationships and cable television franchises were valued using derivations of the "income" approach. The future expected earnings from these assets were discounted to their present value equivalent.
Trade names were valued using the relief from royalty method, which is based on the present value of the royalty payments avoided as a result of the company owning the intangible asset.
The basis for the valuation methods was the Company’s projections. These projections were based on management’s assumptions including among others, penetration rates for video, high speed data, and voice; revenue growth rates; operating margins; and capital expenditures. The assumptions are derived based on the Company’s and its peers’ historical operating performance adjusted for current and expected competitive and economic factors surrounding the cable industry. The discount rates used in the analysis are intended to reflect the risk inherent in the projected future cash flows generated by the respective intangible asset. The value is highly dependent on the achievement of the future financial results contemplated in the projections. The estimates and assumptions made in the valuation are inherently subject to significant uncertainties, many of which are beyond the Company's control, and there is no assurance that these results can be achieved. The primary assumptions for which there is a reasonable possibility of the occurrence of a variation that would have significantly affected the value include the assumptions regarding revenue growth, programming expense growth rates, the amount and timing of capital expenditures and the discount rate utilized.
In establishing fair value for the vast majority of the acquired property, plant and equipment, the cost approach was utilized. The cost approach considers the amount required to replace an asset by constructing or purchasing a new asset with similar utility, then adjusts the value in consideration of physical depreciation, and functional and economic obsolescence as of the appraisal date. The cost approach relies on management’s assumptions regarding current material and labor costs required to rebuild and repurchase significant components of our property, plant and equipment along with assumptions regarding the age and estimated useful lives of our property, plant and equipment.
The estimates of expected useful lives take into consideration the effects of contractual relationships, customer attrition, eventual development of new technologies and market competition.
Long-term debt assumed was valued using quoted market prices (Level 2). The carrying value of most other assets and liabilities approximated fair value as of the acquisition date.
As a result of applying business combination accounting, the Company recorded goodwill, which represented the excess of organization value over amounts assigned to the other identifiable tangible and intangible assets arising from expectations of future operational performance and cash generation.
The following table presents the unaudited pro forma revenue and net loss for the period presented as if the Cablevision Acquisition had occurred on January 1, 2016:

Nine Months Ended September 30, 2016
Revenue	$6,848,916
Net loss	$(527,851)

The pro forma results presented above include the impact of additional amortization expense related to the identifiable intangible assets recorded in connection with the Cablevision Acquisition, additional depreciation expense related to the fair value adjustment to property, plant and equipment and the incremental interest resulting from the issuance of debt to fund the Cablevision Acquisition, net of the reversal of interest and amortization of deferred financing costs related to credit facilities that were repaid on the date of the Cablevision Acquisition and the accretion/amortization of fair value adjustments associated with the long-term debt acquired.
Acquisition
In connection with the acquisition of an entity in the first quarter of 2017, the Company recorded amortizable intangibles of $45,000 relating to customer relationships and $9,400 relating to other amortizable intangibles. The Company recorded goodwill of $20,687, which represents the excess of the purchase price of approximately $75,000 over the net book value of assets acquired. These values are based on preliminary fair value information currently available, which is subject to change within the measurement period (up to one year from the acquisition date). The acquired entity is included in the Cablevision segment.

BUSINESS COMBINATION

        As discussed in Note 1, the Company completed the Cablevision Acquisition on June 21, 2016 and the Cequel Acquisition on December 21, 2015. The acquisitions were accounted for as a business combinations in accordance with ASC Topic 805. Accordingly, the Company recorded the fair value of the assets and liabilities assumed at the date of the acquisitions.

        The following table provides the preliminary allocation of the total purchase price of $9,958,323 to the identifiable tangible and intangible assets and liabilities of Cablevision based on preliminary fair value information currently available, which is subject to change within the measurement period (up to one year from the acquisition date). The table also summarizes the allocation of the total purchase price of $3,973,528 to the identifiable tangible and intangible assets and liabilities based on fair value information in connection with the Cequel Acquisition. The remaining useful lives represent the period over which acquired tangible and intangible assets with a finite life are being depreciated or amortized.

	Cablevision		Cequel
	Preliminary Fair Values	Estimated Useful Lives	Fair Values	Estimated Useful Lives
Current assets	$1,923,071		$161,874
Accounts receivable	271,305		180,422
Property, plant and equipment	4,864,621	2 - 18 years	2,107,220	3 - 13 years
Goodwill	5,838,959		2,153,741
Cable television franchise rights	8,113,575	Indefinite-lived	4,906,506	Indefinite-lived
Customer relationships	4,850,000	8 to 18 years	1,075,884	8 years
Trade names	1,010,000	12 years	56,782	2 years
Amortizable intangible assets	23,296	1 - 15 years	3,356	11 years
Other non-current assets	748,998		73,811
Current liabilities	(2,305,954)		(534,662)
Long-term debt	(8,355,386)		(4,717,305)
Deferred income taxes	(6,834,807)		(1,492,017)
Other non-current liabilities	(189,355)		(2,084)

Total	$9,958,323		$3,973,528

        The fair value of customer relationships and cable television franchises were valued using derivations of the "income" approach. The future expected earnings from these assets were discounted to their present value equivalent.

        Trade names were valued using the relief from royalty method, which is based on the present value of the royalty payments avoided as a result of the company owning the intangible asset.

        The basis for the valuation methods was the Company's projections. These projections were based on management's assumptions including among others, penetration rates for video, high speed data, and voice; revenue growth rates; operating margins; and capital expenditures. The assumptions are derived based on the Company's and its peers' historical operating performance adjusted for current and expected competitive and economic factors surrounding the cable industry. The discount rates used in the analysis are intended to reflect the risk inherent in the projected future cash flows generated by the respective intangible asset. The value is highly dependent on the achievement of the future financial results contemplated in the projections. The estimates and assumptions made in the valuation are inherently subject to significant uncertainties, many of which are beyond the Company's control, and there is no assurance that these results can be achieved. The primary assumptions for which there is a reasonable possibility of the occurrence of a variation that would have significantly affected the value include the assumptions regarding revenue growth, programming expense growth rates, the amount and timing of capital expenditures and the discount rate utilized.

        In establishing fair value for the vast majority of the acquired property, plant and equipment, the cost approach was utilized. The cost approach considers the amount required to replace an asset by constructing or purchasing a new asset with similar utility, then adjusts the value in consideration of physical depreciation, and functional and economic obsolescence as of the appraisal date. The cost approach relies on management's assumptions regarding current material and labor costs required to rebuild and repurchase significant components of our property, plant and equipment along with assumptions regarding the age and estimated useful lives of our property, plant and equipment.

        The estimates of expected useful lives take into consideration the effects of contractual relationships, customer attrition, eventual development of new technologies and market competition.

        Long-term debt assumed was valued using quoted market prices (Level 2). The carrying value of most other assets and liabilities approximated fair value as of the acquisition dates.

        As a result of applying business combination accounting, the Company recorded goodwill, which represented the excess of organization value over amounts assigned to the other identifiable tangible and intangible assets arising from expectations of future operational performance and cash generation.

        The following table presents the unaudited pro forma revenue, loss from continuing operations and net loss for the year ended December 31, 2016 as if the Cablevision Acquisition had occurred on January 1, 2016:

Revenue	$9,154,816

Net loss	$(721,257)

        The pro forma results presented above include the impact of additional amortization expense related to the identifiable intangible assets recorded in connection with the Cablevision Acquisition, additional depreciation expense related to the fair value adjustment to property, plant and equipment and the incremental interest resulting from the issuance of debt to fund the acquisitions, net of the reversal of interest and amortization of deferred financing costs related to credit facilities that were repaid on the date of the Cablevision Acquisition, the accretion/ amortization of fair value adjustments associated with the long-term debt acquired and the remeasurement of deferred taxes associated with the acquisition of Cablevision.

Cablevision Systems Corporation And Subsidiaries
Business Acquisition [Line Items]
BUSINESS COMBINATIONS

BUSINESS COMBINATION

        As discussed in Note 1, Cablevision completed the Merger on June 21, 2016. The Merger was accounted for as a business combination in accordance with ASC Topic 805. The following table provides the preliminary allocation of the total purchase price of $9,958,323 to the identifiable tangible and intangible assets and liabilities of Cablevision based on preliminary fair value information currently available, which is subject to change within the measurement period (up to one year from the acquisition date).

	Estimates of Fair Values (As of December 31, 2016)	Estimated Useful Lives
Current assets	$1,923,071
Accounts receivable	271,305
Property, plant and equipment	4,864,621	2 - 18 years
Goodwill	5,838,959
Indefinite-lived cable television franchises	8,113,575	Indefinite-lived
Customer relationships	4,850,000	8 to 18 years
Trade names	1,010,000	12 years
Amortizable intangible assets	23,296	1 - 15 years
Other non-current assets	748,998
Current liabilities	(2,305,954)
Long-term debt	(8,355,386)
Deferred income taxes.	(6,834,807)
Other non-current liabilities	(189,355)

Total	$9,958,323

        The fair value of identified intangible assets was estimated using derivations of the "income" approach. Customer relationships and cable television franchises were valued using the multiple period excess earnings method ("MPEEM") approach. The MPEEM approach quantifies the expected earnings of an asset by isolating earnings attributable to the asset from the overall business enterprise earnings and then removing a charge for those assets that contribute to the generation of the isolated earnings. The future expected earnings are discounted to their present value equivalent.

        Trade names were valued using the relief from royalty method, which is based on the present value of the royalty payments avoided as a result of the company owning the intangible asset.

        The basis for the valuation methods was the Company's projections. These projections were based on management's assumptions including among others, penetration rates for video, high speed data, and voice; revenue growth rates; operating margins; and capital expenditures. The assumptions are derived based on the Company's and its peers' historical operating performance adjusted for current and expected competitive and economic factors surrounding the cable industry. The discount rates used in the analysis are intended to reflect the risk inherent in the projected future cash flows generated by the respective intangible asset. The value is highly dependent on the achievement of the future financial results contemplated in the projections. The estimates and assumptions made in the valuation are inherently subject to significant uncertainties, many of which are beyond the Company's control, and there is no assurance that these results can be achieved. The primary assumptions for which there is a reasonable possibility of the occurrence of a variation that would have significantly affected the value include the assumptions regarding revenue growth, programming expense growth rates, the amount and timing of capital expenditures and the discount rate utilized.

        In establishing fair value for the vast majority of the Company's property, plant and equipment, the cost approach was utilized. The cost approach considers the amount required to replace an asset by constructing or purchasing a new asset with similar utility, then adjusts the value in consideration of physical depreciation, and functional and economic obsolescence as of the appraisal date. The cost approach relies on management's assumptions regarding current material and labor costs required to rebuild and repurchase significant components of our property, plant and equipment along with assumptions regarding the age and estimated useful lives of our property, plant and equipment.

        The estimates of expected useful lives take into consideration the effects of contractual relationships, customer attrition, eventual development of new technologies and market competition.

        As a result of applying business combination accounting, the Company recorded goodwill, which represented the excess of organization value over amounts assigned to the other identifiable tangible and intangible assets arising from expectations of future operational performance and cash generation.

        The following table sets forth the estimated amortization expense on the intangible assets recorded in the connection with the Merger for the years ending December 31:

Estimated amortization expense
Year Ending December 31, 2017	$701,908
Year Ending December 31, 2018	655,409
Year Ending December 31, 2019	609,245
Year Ending December 31, 2020	562,613
Year Ending December 31, 2021	515,430

        The unaudited pro forma revenue, loss from continuing operations and net loss for the years ended December 31, 2015, as if the Merger had occurred on January 1, 2015, are as follows:

Revenue	$6,545,545

Loss from continuing operations	$(740,115)

Net loss	$(752,656)

        The pro forma results presented above include the impact of additional interest expense related to the debt issued to finance the Merger. The pro forma results also reflect additional amortization expense related to the identifiable intangible assets recorded in connection with the Merger and additional depreciation expense related to the fair value adjustment to property, plant and equipment.